Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 38,138,683	$ 26,941,374
Less: allowance for expected credit losses	(24,335,316)	(22,960,432)
Total	$ 13,803,367	$ 3,980,942